Average Annual Total Returns{- Fidelity Freedom Blend 2030 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2030 Fund	Fidelity Advisor Freedom Blend 2030 Fund- Class A Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2030 Fund- Class A Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2030 Fund- Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Freedom Blend 2030 Fund- Class A After Taxes on Distributions Since Inception		Fidelity Advisor Freedom Blend 2030 Fund- Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Freedom Blend 2030 Fund- Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Freedom Blend 2030 Fund- Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2030 Fund- Class M Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2030 Fund- Class C Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2030 Fund- Class C Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2030 Fund- Class I Advisor Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2030 Fund- Class I Advisor Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2030 Fund- Class Z Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2030 Fund- Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0203 Past 1 year	F0203 Since Inception
Total	8.21%	8.04%	[1]	6.87%	6.69%	[1]	5.44%	5.86%	[1]	10.59%	8.89%	[1]	12.99%	10.00%	[1]	15.12%	11.09%	[1]	15.22%	11.22%	[1]	18.40%	13.87%	[1]	14.37%	10.77%	[1]

[1]	(a)From August 31, 2018